Other Liabilities - Summary of Other Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Other Liability [Line Items]
Carrying value of our lease liabilities	$ 1,981	$ 2,028
Interest expense on lease liabilities	71	72
Customers' liability under acceptances	10	$ 6
Not later than one year [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	336
Later than one year and not later than five years [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	1,076
Later than five years [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	$ 997